Fair values of financial instruments carried at fair value - Sensitivity of fair values to reasonably possible alternative assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	£ 684	£ 681
Unfavourable changes reflected in profit or loss	(328)	(428)
Favourable changes reflected in OCI	13	23
Un-favourable changes reflected in OCI	(15)	(25)
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	348	478
Unfavourable changes reflected in profit or loss	(197)	(225)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	319	193
Unfavourable changes reflected in profit or loss	(115)	(194)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	17	10
Unfavourable changes reflected in profit or loss	(16)	(9)
Favourable changes reflected in OCI	13	23
Un-favourable changes reflected in OCI	(15)	(25)
Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	310	182
Unfavourable changes reflected in profit or loss	(106)	(184)
Favourable changes reflected in OCI	10	6
Un-favourable changes reflected in OCI	(10)	(6)
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	37	28
Unfavourable changes reflected in profit or loss	(27)	(16)
Favourable changes reflected in OCI	1	2
Un-favourable changes reflected in OCI	(1)	(2)
Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	9	5
Unfavourable changes reflected in profit or loss	(9)	(5)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	143	237
Unfavourable changes reflected in profit or loss	(104)	(182)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	185	229
Unfavourable changes reflected in profit or loss	(82)	(41)
Favourable changes reflected in OCI	2	15
Un-favourable changes reflected in OCI	£ (4)	£ (17)